Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022
Disclosure of subsidiaries [line items]
Balance at January 1				$ 227,200	[1]	$ 223,188
NCI arising on business combination				1,922		831
Loss for the period	$ (1,974)	$ (5,946)	[2]	(8,334)		(9,162)	[2]
Other comprehensive (loss)/income				8,393		5,969
Balance at September 30	229,181	$ 220,826		229,181		$ 220,826
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Balance at January 1				212,307
Balance at September 30	$ 212,757			$ 212,757

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.